Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 102,208,807	$ 22,638,300
Accounts receivable	30,972,608	31,859,306
Prepaid expenses and other	3,278,624	1,901,067
Investment tax credits receivable		21,922
Current assets	136,460,039	56,420,595
Non-current assets
Deferred tax asset (note 18)	81,803
Property and equipment (note 3)	5,369,619	7,945,110
Intangible assets (note 4)	3,044,278	3,197,953
Goodwill	4,869,841	4,869,841
Assets	149,825,580	72,433,499
Current liabilities
Accounts payable and accrued liabilities	24,853,497	23,232,661
Income tax payable	910,165
Borrowings (note 17)	2,946,150	3,573,847
Less: Current portion	2,058,161	2,850,497
Current liabilities	30,767,973	29,657,005
Non-current liabilities
Borrowings (note 17)	3,852,891	6,684,386
Obligations under leases	2,148,708	4,041,520
Liabilities	36,769,572	40,382,911
Shareholders' Equity (notes 8)	113,056,008	32,050,588
Liabilities and Shareholders' Equity	$ 149,825,580	$ 72,433,499